SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 8 - SUBSEQUENT EVENTS

On November 30, 2020, the Company entered into a 6% secured convertible promissory note with a third-party in the amount of $203,000.00. Pursuant to the agreement, the Company issued the lender 350,000 5-year warrants with an exercise price of $1.00. On January 19, 2021, we issued the lender an additional 100,000 warrants on the same terms as the previous warrants, as a penalty pursuant to the agreement. Subsequently, on April 2, 2021, the Company and lender entered into a pay-off letter agreement in the amount of $252,875.00 and the Company paid the amount on April 6, 2021. The note has been paid in full.

On April 8, 2021, the Company established a wholly owned subsidiary with the Oregon Secretary of State, Bloomios Labs, LLC, an Oregon limited liability company.

On April 12, 2021, XLR Medical Corp (the “Company”), acquired CBDBP. XLR issued 10,000 shares of its Series A Preferred Stock and 800 shares of its Series B Preferred Stock as the purchase price.

On April 16, 2021, we received notification from the U.S. Small Business Administration (“SBA”) that our Paycheck Protection Program Loan Forgiveness Application was approved and our Paycheck Protection Program loan has been paid in full.

On April 19, 2021, the Company established a wholly owned subsidiary with the Florida Secretary of State, Bloomios Private Label, LLC, a Florida limited liability company.

On February 11, 2021, the Company entered into a non-binding Letter of (the “LOI”) with CBD Brand Partners, LLC., a Wyoming limited liability company (“CBDBP”). Under the terms of the LOI, the Company agreed to acquire CBDBP as its wholly owned subsidiary by merging CBDBP with and into a subsidiary, such that the Company would acquire all of the outstanding equity of CBDBP and the holders of the shares of CBDBP immediately prior to the Merger would receive 10,000 shares of Series A Preferred Stock, 800 shares of Series B Preferred Stock and 1,200,000 shares of Series C Preferred Stock.